Leases - Schedule of operating lease maturities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	$ 72.4
2023	56.4
2024	39.3
2025	13.8
2026	3.1
Thereafter	0.1
Total	185.1
Interest	(4.2)
Present value of lease liabilities	$ 180.9	$ 179.0